Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

21 – SHARE-BASED COMPENSATION

2020 Stock Plan

The Group reserved 1,000,000 ordinary shares for issuance to officers, directors, employees and consultants of the Group pursuant to its 2020 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Group’s shareholders (the “2020 Plan”). In 2021, the Board of Directors and shareholders of Marti approved an increase in the number of ordinary shares authorized for issuance under the 2020 Plan by 3,759,109 ordinary shares, from 1,000,000 ordinary shares to 4,759,109 ordinary shares. Of such reserved ordinary shares, 116,035 ordinary shares were issued pursuant to restricted share purchase agreements to employees, options to purchase 1,454,248 shares were granted to employees, options to purchase 76,996 shares were granted to consultants, and restricted share units (“RSUs”) covering 4,360,419 shares were granted to the Group’s co-founders. Upon the consummation of the deSPAC transaction, all remaining ordinary shares reserved for issuance under the 2020 Plan were cancelled, and a new 2023 incentive plan was adopted by the Group.

2023 Incentive Award Plan

The Group has reserved 30,002,672 ordinary shares for issuance to officers, directors, employees and consultants of the Group pursuant to its 2023 Incentive Award Plan duly adopted by the Board of Directors and approved by the Group’s shareholders (the “2023 Plan”). The 2023 Plan initially reserved 9,727,439 ordinary shares for issuance. An additional 2,821,712 ordinary shares became available for issuance under the 2023 Plan on August 10, 2023 pursuant to an automatic increase provision contained therein, and an additional 2,869,750, 3,417,718, and 3,631,044 ordinary shares, respectively, became available for issuance in 2024 under the Plan upon the Group’s achievement of LTIP Event I, LTIP Event II and LTIP Event III (each as defined in the 2023 Plan), respectively. In addition, on December 24, 2024, the Group’s Board of Directors approved an amendment to the 2023 Plan, which increased the number of ordinary shares available for issuance thereunder by an additional 10,356,721 ordinary shares.

Of such reserved ordinary shares, RSUs covering 14,809,835 ordinary shares were granted to the Group’s co-founders in 2024, 9,477,335 ordinary shares were granted to the Group’s co-founders in 2024, RSUs covering 683,653 ordinary shares were granted to board members in 2024, RSUs covering 205,880 ordinary shares were granted to board members in 2025, 1,178,902 ordinary shares were granted to board members in 2024 and 245,814 ordinary shares were granted to board members in 2025.

For the years ended December 31, 2025, 2024 and 2023, share based compensation expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Long-term incentive plan	-	28,279,364	-
Share options given to employees	1,649,948	514,956	101,414
Share options given to third-party consultant	-	-	2,736
Board of directors’ compensation	796,339	1,516,887	-
Restricted share units	8,834,112	5,349,337	1,887,735
Total	11,280,399	35,660,544	1,991,885

Long-term incentive plan

During 2024 the Group granted 9,477,335 shares to co-founders as ordinary share awards, of which, 5,846,291 shares were issued during 2024 and the remaining 3,631,044 are yet to be issued. The fair values of ordinary shares granted to co-founders were US$2.36, US$3.09 and US$3.39 respectively on each grant date.

Share options given to employees

The weighted average grant-date fair value of options granted to employees during the years 2025, 2024 and 2023 were US$3.47, US$2.21 and US$3.99 respectively.

As of December 31, 2025, there was US$3,297,984 (December 31, 2024: US$3,590,372 and December 31, 2023: US$1,322,202) of total unrecognized compensation cost related to unvested share options granted under the Plan. The cost is expected to be recognized over a weighted-average period of 3 years.

The following table summarizes the activity related to restricted common shares for the years ended December 31, 2025, 2024 and 2023:

	Number of shares	Weighted average grant-date fair value per share

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Beginning balance, January 1, 2024	377,943	3.52
Granted	1,581,191	2.21
Vested	(177,033)	2.90
Canceled and forfeited	(44,671)	3.52
Ending balance, December 31, 2024	1,737,430	2.07

Beginning balance, January 1, 2025	1,737,430	2.07
Granted	495,000	3.28
Vested	(728,533)	1.74
Canceled and forfeited	(254,655)	3.44
Ending balance, December 31, 2025	1,249,242	2.44

The fair value of share options was determined using option-pricing models, including the Black-Scholes-Merton model and Monte Carlo simulation, based on the following weighted-average assumptions:

	2025	2024	2023

Expected volatility	77.75%	69.77%	65.30%
Risk-free interest rate	4.45%	4.43%	3.86%
Probability weighted time to exit	6.25 years	6 years	6 years
Expected dividend yield	-	-	-

Share options given to third-party consultants

The Board of Directors approved the issuance of 10,000 [fully-vested] ordinary shares under the 2020 Stock Plan to third-party consultants in exchange for professional services rendered during 2022.

As of December 31, 2025, all non-employee shares were vested and the entire compensation cost has been fully recognized (unrecognized compensation cost December 31, 2024 US$0, December 31, 2023: US$75,765).

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant-date fair value per share

Beginning balance, January 1, 2023	67,795	1.72
Granted	-	-
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Beginning balance, January 1, 2024	45,387	1.53
Granted	-	-
Vested	(45,387)	1.53
Cancelled	-	-
Ending balance, December 31, 2024	-	-

Beginning balance, January 1, 2025	-	-
Granted	-	-
Vested	-	-
Cancelled	-	-
Ending balance, December 31, 2025	-	-

Board of directors compensation

During 2024, the Group granted 1,178,902 fully-vested ordinary shares to board members as compensation for their services as board members. The weighted-average grant-date fair value of ordinary shares granted to board members on the grant date was US $1.29. The fair value of an ordinary share was derived from the share price on different grant dates. The stock-based compensation expense accounted for as general administrative expense for year December 31, 2024 was US$1,516,887.

During 2025, the Group granted 245,814 fully-vested ordinary shares to board members as compensation for their services as board members. The weighted-average grant-date fair value of such ordinary shares granted to board members was US$3.19 per share. The fair value of an ordinary share was derived from the share price on the applicable grant date. The share-based compensation expense accounted for as a general and administrative expense for the year ended December 31, 2025 was US$796,339.

Restricted share units

During 2021, the Group granted RSUs covering 4,360,419 ordinary shares to the Group’s co-founders, for which vesting was based on a four-year service condition. The grant-date fair value of ordinary shares subject to the RSUs granted to the co-founders was US$1.30 per ordinary share. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the years ended December 31, 2025, 2024, and 2023 was US$643,802, US$1,419,467 and US$1,415,589, respectively. All 4,360,419 of such RSUs converted to ordinary shares upon the Closing of the deSPAC transaction.

During 2023, the Group granted RSUs covering 7,781,951 ordinary shares to the Group’s co-founders, for which vesting is based on a four-year service condition. The grant-date fair value of ordinary shares subject to the RSUs was US$0.63 per ordinary share. The fair value of an ordinary share was derived from the share price on October 18, 2023. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the year ended December 31, 2025 is US$1,815,689 (and for the year ended December 31, 2024 was US$764,004 and for the year ended December 31, 2023 was US$468,913).

During 2023, the Group granted RSUs covering 522,274 ordinary shares to the Group’s board members, for which vesting began July 10, 2023 and the RSUs fully vested on July 10, 2024. The grant-date fair value of ordinary shares subject to the RSUs was US$0.71 per share. The fair value of an ordinary share was derived from the share price on October 4, 2023. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the year ended December 31, 2025 was US$0 (and for the year ended December 31, 2024 was US$335,933 and for the year ended December 31, 2023 was US$35,404).

During 2024, the Group granted RSUs covering 7,027,884 ordinary shares to the Group’s co-founders, for which vesting is based on a four-year service condition. The grant-date fair value of ordinary shares subject to the RSUs was US$3.36 per share. The fair value of an ordinary share was derived from the share price on December 24, 2024. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the year ended December 31, 2025 was US$5,903,423 (and for the year ended December 31, 2024 was US$2,814,234).

During 2024, the Group granted RSUs covering 161,379 ordinary shares to the Group’s board members, for which vesting began December 19, 2024 and such RSUs fully vested on [December 19, 2025][the date of the Group’s annual meeting in December 2025] . The grant-date fair value of ordinary shares subject to the RSUs was US$2.96 per share. The fair value of an ordinary share was derived from the share price on December 18, 2024. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the year ended December 31, 2025 was US$461,804 (and for the year ended December 31, 2024 was US$15,699).

During 2025, the Group granted RSUs covering 205,880 ordinary shares to the Group’s board members, for which vesting began December 24, 2025 and such RSUs will be fully vested on the earlier of December 24, 2026 and the date of the Group’s annual meeting in December 2026. The grant-date fair value of ordinary shares subject to the RSUs was US$2.38 per share. The fair value of an ordinary share was derived from the share price on December 24, 2025. The share-based compensation expense for such RSUs accounted for as a general and administrative expense for the year ended December 31, 2025 was US$9,394.